COMMITMENTS AND CONTINGENCIES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LITIGATION AND CLAIMS
Weighted average remaining lease term (years)	3 years 8 months 12 days
Weighted average discount rate	11.40%	11.40%
Weighted average remaining lease term (years)		4 years 4 months 24 days